Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property Plant And Equipment
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at December 31, 2023	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
Additions	−	188	6,096	32	3,059	9,375
Decommissioning costs - Additions to / review of estimates	−	−	−	66	−	66
Capitalized borrowing costs	−	−	755	−	−	755
Write-offs	(3)	(14)	(128)	(5)	(25)	(175)
Transfers (5)	(40)	1,668	(2,459)	1,054	(17)	206
Transfers to assets held for sale	−	(21)	(5)	(109)	−	(135)
Depreciation, amortization and depletion	(38)	(2,554)	−	(1,979)	(3,068)	(7,639)
Impairment reversal (note 19)	3	32	2	−	13	50
Translation adjustment	(339)	(7,463)	(3,155)	(5,099)	(3,920)	(19,976)
Balance at June 30, 2024	2,270	50,245	22,622	34,392	26,422	135,951
Cost	3,927	103,923	31,292	66,123	40,499	245,764
Accumulated depreciation and impairment (4)	(1,657)	(53,678)	(8,670)	(31,731)	(14,077)	(109,813)

Balance at December 31, 2022	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
Additions	−	229	4,653	2	7,304	12,188
Decommissioning costs - Additions to / review of estimates	−	−	−	6	−	6
Capitalized borrowing costs	−	−	583	−	−	583
Signature Bonuses Transfers (6)	−	−	−	6	−	6
Write-offs	−	(181)	(17)	(35)	(151)	(384)
Transfers (5)	44	1,232	(1,344)	848	1	781
Transfers to assets held for sale	(16)	(52)	(7)	(25)	−	(100)
Depreciation, amortization and depletion	(42)	(2,372)	−	(2,207)	(2,524)	(7,145)
Impairment recognition (note 19)	−	(180)	(266)	(1)	−	(447)
Impairment reversal (note 19)	1	14	−	−	28	43
Translation adjustment	210	4,474	1,453	3,068	1,727	10,932
Balance at June 30, 2023	2,735	58,311	19,893	40,096	25,597	146,632
Cost	4,696	115,136	29,432	73,661	38,756	261,681
Accumulated depreciation and impairment (4)	(1,961)	(56,825)	(9,539)	(33,565)	(13,159)	(115,049)
(1)	It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2)	See note 8 for assets under construction by operating segment.
(3)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4)	In the case of land and assets under construction, it refers only to impairment losses.
(5)	It mainly includes transfers between classes of assets and transfers from advances to suppliers.
(6)	Transfer from Intangible Assets. In 2023, it refers to the declaration of commerciality of the Manjuba field.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	40 (between 25 and 50)
Equipment and other assets	20 (between 3 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method
Right-of-use	8 (between 2 and 47)

Schedule of accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Balance at June 30, 2024	16,422	8,042	1,958	26,422
Cost	21,226	16,556	2,717	40,499
Accumulated depreciation and impairment	(4,804)	(8,514)	(759)	(14,077)
Balance at December 31, 2023	19,056	9,204	2,120	30,380
Cost	23,859	18,000	2,970	44,829
Accumulated depreciation and impairment	(4,803)	(8,796)	(850)	(14,449)

Schedule of reimbursements payable relating to the execution

	Jan-Jun/2024	Jan-Jun/2023
Opening balance	462	407
Additions on PP&E	118	5
Payments made	(1)	−
Other income and expenses	25	23
Translation adjustments	(70)	35
Closing balance (1)	534	470
(1)	Notably Berbigão, Sururu and Agulhinha.